Common Equity Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount																	0.0		0.0		0.0
Net income attributable to OGE Energy	$ 294.8		$ 183.4		$ 104.8		$ 36.0		$ 57.9		$ 183.6		$ 71.5		$ 25.2		$ 619.0		$ 338.2		$ 271.3
Basic Average Common Shares Outstanding																	199.7		199.7		199.6
Contingently Issuable Shares (Performance and Restricted Stock Units)																	0.3		0.2		0.0
Diluted Average Common Shares Outstanding																	200.0		199.9		199.6
Earnings Per Share, Basic and Diluted [Abstract]
Basic earnings per average common share attributable to OGE Energy common shareholders	$ 1.48	[1]	$ 0.92	[1]	$ 0.52	[1]	$ 0.18	[1]	$ 0.29	[1]	$ 0.92	[1]	$ 0.35	[1]	$ 0.13	[1]	$ 3.10	[1]	$ 1.69	[1]	$ 1.36
Diluted earnings per average common share attributable to OGE Energy common shareholders	$ 1.48	[1]	$ 0.92	[1]	$ 0.52	[1]	$ 0.18	[1]	$ 0.29	[1]	$ 0.92	[1]	$ 0.35	[1]	$ 0.13	[1]	$ 3.10	[1]	$ 1.69	[1]	$ 1.36
Retained Earnings [Member]
Net income attributable to OGE Energy																	$ 619.0		$ 338.2		$ 271.3

[1]	Due to the impact of dilution on the earnings per share calculation, quarterly earnings per share amounts may not add to the total.